Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 1,123,834
Fair Value	1,293,532
Amount at which shown in balance sheet	1,288,946	$ 3,168,430
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	871,466	2,172,677
Fair Value	1,028,663	2,446,921
Amount at which shown in balance sheet	1,028,663
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,844
Fair Value	1,987
Amount at which shown in balance sheet	1,987
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	9,890
Fair Value	10,827
Amount at which shown in balance sheet	10,827
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	9,286
Fair Value	11,301
Amount at which shown in balance sheet	11,301
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	161
Fair Value	169
Amount at which shown in balance sheet	169
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3,426
Fair Value	3,245
Amount at which shown in balance sheet	3,245
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	33,731
Fair Value	36,863
Amount at which shown in balance sheet	36,863
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	667,024
Fair Value	793,399
Amount at which shown in balance sheet	793,399
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	146,104
Fair Value	170,872
Amount at which shown in balance sheet	170,872
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	85,702	144,407
Fair Value	93,617	$ 158,082
Amount at which shown in balance sheet	93,617
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	447
Amount at which shown in balance sheet	447
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	85,610
Fair Value	93,170
Amount at which shown in balance sheet	93,170
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	98,451
Fair Value	103,037
Amount at which shown in balance sheet	98,451
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7,376
Fair Value	7,376
Amount at which shown in balance sheet	7,376
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,714
Fair Value	2,714
Amount at which shown in balance sheet	2,714
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	58,125
Fair Value	58,125
Amount at which shown in balance sheet	$ 58,125